COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 18, 2022 USD ($)	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item			3
Cash underwriting discount per unit | $ / shares	$ 0.20
Cash underwriting discount paid	$ 4,600,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable	$ 8,050,000
2025 convertible senior notes
Aggregate principal amount		$ 25,000,000
Stated percentage		13.00%
Merger Agreement
Available Cash Amount	$ 320,000,000
Backstop Subscription Agreement
Number of shares subscribed by PIPE investors as a part of merger agreement | shares	2,500,000
Aggregate purchase price/PIPE Investment	$ 25,000,000
Purchase price per share | $ / shares	$ 10.00
Sponsor | 2025 convertible senior notes
Stated percentage		12.00%
Sponsor | Merger Agreement
Share Price | $ / shares	$ 12.00
OCM Tempo Holdings, LLC
Aggregate purchase price/PIPE Investment		$ 175,000,000
Stated percentage		13.00%
PIPE Investment Under Subscription Agreement
Number of shares subscribed by PIPE investors as a part of merger agreement | shares	8,200,000
Aggregate purchase price/PIPE Investment	$ 82,000,000
PIPE Investment Under Subscription Agreement | Sponsor | Note Subscription Agreement
Aggregate purchase price/PIPE Investment	$ 25,000,000
Stated percentage	12.00%